Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 212,242
Cost of revenues	1,499
Gross profit	210,743
Operating expenses
Selling, general and administrative expenses	510,803	420,462	695,148	811,685
Research and development expenses	421,956	248,111	669,668	3,171,665
Stock based compensation	8,550	5,626	28,800	155,400
Total operating expenses	941,309	674,199	1,393,616	4,138,750
Loss from operations	(730,566)	(674,199)	(1,393,616)	(4,138,750)
Other income (expense)
Interest income	189	1,150	93	180
Interest expense	(129,886)	(106,854)	(155,930)	(103,460)
Rental income, net	(3,891)	3,066
Investment loss	(66,205)	(38,567)	(549)
Gain (loss) on foreign exchange changes	(3)	7,515
Gain (loss) on investment in equity securities	(66,205)	(38,567)	(2,549,451)
Other income (expense)	(500)	(15)
Total other income (expenses)	(200,296)	(133,705)	(2,705,837)	(103,280)
Loss before provision for income tax (benefit)	(930,862)	(807,904)	(4,099,453)	(4,242,030)
Provision for income tax (benefit)	(57,545)	(94,282)	1,850	830
Net loss	(873,317)	(713,622)	(4,101,303)	(4,242,860)
Net loss attributable to noncontrolling interests	(81,646)	(112,235)
Net loss attributable to ABVC and subsidiaries	(791,671)	(601,387)
Foreign currency translation adjustment	(86,786)	64,994
Comprehensive Income (Loss)	$ (878,457)	$ (536,393)
Net loss per share attributable to common stockholders
Basic and diluted	$ (0.05)	$ (0.05)	$ (0.02)	$ (0.02)
Weighted average number of common shares outstanding
Basic and diluted	14,965,665	11,599,911	213,884,105	213,321,921